Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                       ------------------------------------
                 (Exact Name of Registrant as Specified in Charter)

   The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
   The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                -----------------
                         (Registrant's Telephone Number)

                                   December 31
                                 --------------
                             Date of Fiscal Year End

                                 March 31, 2006
                               -----------------
                            Date of Reporting Period
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

FILERS: Insert Schedule of Investments Here

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE WRIGHT MANAGED EQUITY TRUST (ON BEHALF OF WRIGHT SELECTED BLUE CHIP EQUITIES FIND, WRIGHT MAJOR BLUE CHIP EQUITIES FUND, AND WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND.


By:      /s/ Peter M. Donovan
       -----------------------
         Peter M. Donovan
         President


Date:    May 16,2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         -------------------------
         Barbara E.Campbell
         Treasurer


Date:    May 16,2006


By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    May 16,2006